UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 1, 2008

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		84

Form 13F Information Table Value Total:		$121,609

List of Other Included Managers:

NONE


                                   TITLE                  VALUE     SHARES/      SHRS/      INVS
NAME OF ISSUER                   OF CLASS      CUSIP     (x$1000)     PRN         PRN       DSCR
------------------------------------------ ------------ ---------- ----------  ---------  ----------
3M Company                          COM      88579Y101        1594       22900    SHRS      SOLE
Abbott Laboratories                 COM      002824100         689       13000    SHRS      SOLE
Adobe Systems Inc                   COM      00724F101        1643       41700    SHRS      SOLE
Aflac Inc                           COM      001055102         999       15900    SHRS      SOLE
Akamai Technologies                 COM      00971T101        2060       59200    SHRS      SOLE
Allegheny Tech Inc                  COM      01741R102         827       13950    SHRS      SOLE
Allergan Inc.                       COM      001849010        1910       36700    SHRS      SOLE
Allied Capital Corp.                COM      001903Q10         159       11415    SHRS      SOLE
American Movil SA                   ADR      02364W105        2031       38500    SHRS      SOLE
American Tower Corp                 COM      029912291        2205       52200    SHRS      SOLE
Apache Corp                         COM      037411105        1251        9000    SHRS      SOLE
Apple Corp.                         COM      003783310         431        2575    SHRS      SOLE
Bank of America                     COM      060505104         987       41350    SHRS      SOLE
Berkshire Hathaway Cl B             COM      084670207         682         170    SHRS      SOLE
Burlington Northern Sante Fe        COM      12189T104        1588       15900    SHRS      SOLE
Chevrontexaco Corp                  COM      166764100         514        5184    SHRS      SOLE
China Mobile LTD                    ADR      16941M10         1587       23700    SHRS      SOLE
Cisco Systems Inc.                  COM      17275R102        3045      130900    SHRS      SOLE
Coach, Inc.                         COM      189754104         656       22700    SHRS      SOLE
Cognizant Tech Solutions            COM      192446102         566       17400    SHRS      SOLE
Colgate-Palmolive                   COM      194162103        1213       17550    SHRS      SOLE
Comp Vale do Rio Doce (CVRD)        ADR      204412209        2045       57100    SHRS      SOLE
Conocophillips Com                  COM      20825C104        2256       23900    SHRS      SOLE
Consol Energy Inc                   COM      20854P109        4023       35800    SHRS      SOLE
Copano Energy Llc                   COM      217202100         287        8500    SHRS      SOLE
Covance Inc                         COM      222816100        2701       31400    SHRS      SOLE
CVS Corporation Delaware            COM      126650100        1043       26350    SHRS      SOLE
Danaher Corporation                 COM      235851102         951       12300    SHRS      SOLE
Diageo PLC ADR                      ADR      386090302        2426       32835    SHRS      SOLE
Ebay, Inc.                          COM      278642103        1612       59000    SHRS      SOLE
EMC Corporation                     COM      268648102        2721      185200    SHRS      SOLE
Emerson Electric Company            COM      291011104         999       20200    SHRS      SOLE
Encana Corporation                  ADR      292595104        1082       11900    SHRS      SOLE
Expeditors Intl Wash                COM      302130109        1668       38800    SHRS      SOLE
Express 1 Expidited Solutions       COM      815801105          34       29000    SHRS      SOLE
Exxon Mobile Corp.                  COM      30231G102        1022       11600    SHRS      SOLE
FedEx Corp                          COM      31428X106        1702       21600    SHRS      SOLE
Fiserv Inc. Wisc.                   COM      337738108         730       16100    SHRS      SOLE
Fluor Corp.                         COM      343861100        2131       11450    SHRS      SOLE
Foster Wheeler New Ord              COM      G36535139         256        3500    SHRS      SOLE
Freeport McMoran Copper A           COM      35671D857         328        2800    SHRS      SOLE
Gamestop Corp Cl A New              COM      36467W109         307        7600    SHRS      SOLE
General Electric                    COM      369604103        3048      114190    SHRS      SOLE
Hartford Finl. Services             COM      416515104        1207       18700    SHRS      SOLE
Henry Schein Inc                    COM      806407102        1779       34500    SHRS      SOLE
Honda Motor Co Ltd Adr              ADR      438128308         847       24900    SHRS      SOLE
HSBC Holdings PLC-SPON              ADR      404280406        1392       18150    SHRS      SOLE
Intel Corporation                   COM      458140100         283       13176    SHRS      SOLE
International Game Tech             COM      459902102         627       25100    SHRS      SOLE
J.P. Morgan Chase & Co.             COM      46625H100         645       18810    SHRS      SOLE
Johnson & Johnson                   COM      478160104        1744       27100    SHRS      SOLE
Marshall & Ilsley Corp              COM      571834100         219       14304    SHRS      SOLE
MasterCard                          COM      57636Q104        2443        9200    SHRS      SOLE
Microsoft Corporation               COM      594918104        3487      126767    SHRS      SOLE
Monsanto                            COM      61166W101        4792       37900    SHRS      SOLE
Norfolk Southern Corp               COM      655844108        1510       24100    SHRS      SOLE
Novartis A G Spon ADR               ADR      66987V109        1882       34200    SHRS      SOLE
Paincare Holdings Inc               COM      69562E104           1       12050    SHRS      SOLE
PepsiCo Inc.                        COM      713448108        2868       45100    SHRS      SOLE
Petroleo Brasileiro Adrf            ADR      71654V408         751       10600    SHRS      SOLE
Procter & Gamble                    COM      742718109        2672       43934    SHRS      SOLE
Republic Bancorp Incl KY Cl A       COM      760281204         273       11104    SHRS      SOLE
Research In Motion LTD              ADR      760975102         462        3950    SHRS      SOLE
Roche Hldg Ltd Spon Adrf            ADR      771195104        1992       22250    SHRS      SOLE
Schlumberger Ltd.                   ADR      806857108        2836       26400    SHRS      SOLE
Schwab Charles Corp                 COM      808513105        2290      111500    SHRS      SOLE
Starbucks Corporation               COM      855244109         597       37900    SHRS      SOLE
Stryker Corp                        COM      863667101        1754       27900    SHRS      SOLE
Suncor Energy                       ADR      867229106         819       14100    SHRS      SOLE
Supreme Industries, Inc.            COM      868607102          49       10000    SHRS      SOLE
Tenaris S A                         ADR      88031M109        1870       25100    SHRS      SOLE
Textron Incorporated                COM      883203101        1222       25500    SHRS      SOLE
Thermo Fisher Scientific            COM      883556102        2564       46000    SHRS      SOLE
Toyota Motor                        ADR      892331307        1184       12600    SHRS      SOLE
Transocean                          COM      893817106         720        4723    SHRS      SOLE
UNITED COMM BANCORP                 COM      909835100         241       20000    SHRS      SOLE
United Technologies Corp.           COM      913017109         932       15100    SHRS      SOLE
Valero Energy Corp New              COM      91913Y100        1326       32200    SHRS      SOLE
Verizon Communications              COM      92343V104        2694       76100    SHRS      SOLE
VF Corporation                      COM      918204108        2228       31300    SHRS      SOLE
Walgreen Company                    COM      931422109        1726       53100    SHRS      SOLE
Wells Fargo & Co                    COM      949746101         515       21700    SHRS      SOLE
Williams Companies, Inc.            COM      969457100         778       19300    SHRS      SOLE
XTO Energy                          COM      98385X106        1321       19275    SHRS      SOLE
